Derivatives - Summary of Derivative Contracts Maturity (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	R$ 586,033,000,000	R$ 607,980,000,000
Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	939,510,000,000	837,299,000,000
Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,262,568,000,000	1,847,829,000,000
Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	2,341,000,000	9,954,000,000
Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	8,324,000,000	10,110,000,000
NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	225,355,000,000	252,628,000,000
Check of swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,334,000,000	955,000,000
Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	5,304,000,000	4,225,000,000
0-30 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	217,836,000,000	187,771,000,000
0-30 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	70,403,000,000	37,526,000,000
0-30 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	595,515,000,000	418,679,000,000
0-30 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,412,000,000	6,997,000,000
0-30 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	76,032,000,000	63,446,000,000
0-30 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	8,000,000
31-180 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	193,637,000,000	152,660,000,000
31-180 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	96,913,000,000	135,791,000,000
31-180 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	131,147,000,000	290,491,000,000
31-180 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	844,000,000	1,933,000,000
31-180 days [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,188,000,000	510,000,000
31-180 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	102,024,000,000	136,650,000,000
31-180 days [Member] | Check of swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	115,000,000	293,000,000
31-180 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	405,000,000	474,000,000
181-365 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	33,969,000,000	87,819,000,000
181-365 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	96,090,000,000	115,296,000,000
181-365 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	329,834,000,000	457,164,000,000
181-365 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	85,000,000	1,024,000,000
181-365 days [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	680,000,000	1,230,000,000
181-365 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	30,212,000,000	39,109,000,000
181-365 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	357,000,000	851,000,000
Non-current [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	140,591,000,000	179,730,000,000
Non-current [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	676,104,000,000	548,686,000,000
Non-current [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	206,072,000,000	681,495,000,000
Non-current [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	6,456,000,000	8,370,000,000
Non-current [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	17,087,000,000	13,423,000,000
Non-current [Member] | Check of swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,219,000,000	662,000,000
Non-current [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	R$ 4,534,000,000	R$ 2,900,000,000